short-term borrowings (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of detailed information about borrowings
Long-term debt	CAD 13,660	CAD 12,931
Short-term borrowings	100	100	CAD 100
TELUS Communications Inc. | Revolving period securitization agreement
Disclosure of detailed information about borrowings
Cash proceeds from monthly sales	100	100
Trade receivables sold	119	116
Short-term borrowings	100	100
TELUS Communications Inc. | Revolving period securitization agreement | Maximum
Disclosure of detailed information about borrowings
Trade receivables that can be sold under the securitization agreement	CAD 500	CAD 500